Employee Benefit Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Employee Benefit Liabilities [abstract]
Defined benefit obligation	$ 87,316	$ 76,370
Fair value of plan assets	(78,284)	(70,196)
Net defined benefit liability	$ 9,032	$ 6,174